Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies (Textual)
Rent expense	$ 80,584	$ 44,665
Lease agreement [Member]
Commitments and Contingencies (Textual)
Term of lease agreement		60 months